OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Employees and payroll accruals		$ 84,076	$ 20,486
Accrued expenses		232,327	67,827
Other Accounts Payable and Accrued Expenses	$ 666,289	$ 316,403	$ 88,313